DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 6) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Significant other observable inputs (Level 2) | Fair value measured on recurring basis
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	$ 4,458,000	$ 3,235,000
Fair value of derivative liabilities	(13,257,000)	(15,959,000)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	1,196,000	2,341,000
Fair value of derivative liabilities	(13,257,000)	(15,959,000)
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Foreign currency options
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets		894,000
Significant other observable inputs (Level 2) | Fair value measured on recurring basis | Cross-currency interest rate swaps
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	3,261,000
Level 1
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0	0
Fair value of derivative liabilities	0	0
Level 3
Assets and liabilities associated with derivative agreements measured at fair value on a recurring basis
Fair value of derivative assets	0	0
Fair value of derivative liabilities	$ 0	$ 0